STATEMENT BY REGISTERED CLOSED-END INVESTMENT COMPANY
            WITH RESPECT TO PURCHASE OF ITS OWN SECURITIES PURSUANT
                 TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH ENDING SEPTEMBER 30, 2001

           The BlackRock North American Government Income Trust Inc.

----------------------------------------------------------------------------------------------------------------
                                                                         Approximate Asset
                                                                              Value or
                                          Number of                       approximate asset       Name of Seller
Date of each       Identification of        Shares                        coverage per share      or of Seller's
Transaction          Security             Purchased    Price per Share   at time of purchase          Broker
----------------------------------------------------------------------------------------------------------------
9/20/01                BNA                 20,000          10.2150               11.21             Prudential
9/24/01                BNA                    500          10.2400               11.21             Prudential
9/25/01                BNA                 38,000          10.2815               11.21             Prudential
9/26/01                BNA                  1,500          10.2800               11.21             Prudential
9/27/01                BNA                  2,000          10.2500               11.20             Prudential
9/28/01                BNA                  3,000          10.2467               11.20             Prudential

                                           65,000


REMARKS: None

The BlackRock North American
Government Income Trust Inc.
----------------------------------------------------------
                 Name of Registrant

By /s/  Henry Gabbay
----------------------------------------------------------
Henry Gabbay
                      (Name)
Treasurer
----------------------------------------------------------
                      (Title)


Date of Statement September 4, 2001
                  -----------------